Securities (Amortized Cost and Estimated Fair Value of Debt Securities by Contractual Maturity) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Total, Amortized cost	$ 831,819,000	$ 179,922,000
Total, Estimated fair value	839,064,000	198,893,000
Debt Securities Other than Securities Pledged
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less, amortized cost	12,711,000
Due after one year through five years, amortized cost	4,822,000
Due after five years through ten years, amortized cost	0
Due after ten years, amortized cost	35,356,000
Total, Amortized cost	52,889,000
Due in one year or less, estimated fair value	12,720,000
Due after one year through five years, estimated fair value	4,804,000
Due after five years through ten years, estimated fair value	0
Due after ten years, estimated fair value	54,757,000
Total, Estimated fair value	$ 72,281,000